Stock Incentive Plans	12 Months Ended
Dec. 31, 2010
Stock Incentive Plans [Abstract]
Stock Incentive Plans
14. Stock Incentive Plans
     Our Amended and Restated 2005 Long-Term Incentive Plan authorizes up to 6,200,000 shares of common stock to be issued at the discretion of the Compensation Committee of the Board of Directors. The 2005 Plan replaced the 1995 Stock Incentive Plan and the Stock Plan for Non-Employee Directors. The options granted to officers and key employees under the 1995 Plan continue to vest through 2010 and expire ten years from the date of grant. Our non-employee directors, officers and key employees are eligible to participate in the 2005 Plan. The 2005 Plan allows for the issuance of, among other things, stock options, restricted stock, deferred stock units and dividend equivalent rights. Vesting periods for options, deferred stock units and restricted shares generally range from three years for non-employee directors to five years for officers and key employees. Options expire ten years from the date of grant.
Valuation Assumptions
     The fair value of each option grant is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted-average assumptions:

	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008
Dividend yield(1)	6.28%	7.35%	6.47%
Expected volatility	34.08%	29.40%	20.50%
Risk-free interest rate	3.23%	2.33%	3.42%
Expected life (in years)	7.0	7.0	6.5
Weighted-average fair value(1)	$7.82	$4.38	$6.25

(1)	Certain options granted to employees in 2008 include dividend equivalent rights. The fair value of options with DERs also includes the net present value of projected future dividend payments over the expected life of the option discounted at the dividend yield rate.
     The dividend yield represented the dividend yield of our common stock on the dates of grant. Our computation of expected volatility was based on historical volatility. The risk-free interest rates used were the 7-year U.S. Treasury Notes yield on the date of grant. The expected life was based on historical experience of similar awards, giving consideration to the contractual terms, vesting schedules and expectations regarding future employee behavior.
Option Award Activity
     The following table summarizes information about stock option activity for the twelve months ended December 31, 2010:

	Year Ended
	December 31, 2010		December 31, 2009		December 31, 2008
	Number of	Weighted	Number of	Weighted	Number of	Weighted
	Shares	Average	Shares	Average	Shares	Average
Stock Options	(000’s)	Exercise Price	(000’s)	Exercise Price	(000’s)	Exercise Price
Options at beginning of year	1,062	$$37.71	817	$38.29	637	$35.54
Options granted	280	43.29	366	37.00	307	40.83
Options exercised	(129)	33.58	(96)	38.22	(119)	29.83
Options terminated	(6)	37.82	(25)	44.50	(8)	42.00

Options at end of period	1,207	$$39.45	1,062	$$37.71	817	$$38.29

Options exercisable at end of period	440	$37.76	388	$35.85	281	$33.94
Weighted average fair value of options granted during the period		$$7.82		$$4.38		$$6.25
     The following table summarizes information about stock options outstanding at December 31, 2010:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
	Outstanding	Average	Remaining	Exercisable	Average	Remaining
Range of Per Share Exercise Prices	(thousands)	Exercise Price	Contract Life	(thousands)	Exercise Price	Contract Life
$20-$30	31	$25.67	2.7	31	$25.67	2.7
$30-$40	575	36.70	7.5	264	36.38	5.9
$40+	601	42.80	8.8	145	42.90	7.6

Totals	1,207	$$39.45	8.0	440	$$37.76	6.2

Aggregate intrinsic value	$9,892,000			$4,344,000
     The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the quoted price of our common stock for the options that were in-the-money at December 31, 2010. During the years ended December 31, 2010, 2009 and 2008, the aggregate intrinsic value of options exercised under our stock incentive plans was $1,798,000, $737,000 and $2,042,000, respectively (determined as of the date of option exercise). Cash received from option exercises under our stock incentive plans was $4,022,000, $3,676,000 and $3,547,000 for the years ended December 31, 2010, 2009 and 2008, respectively.
     As of December 31, 2010, there was approximately $2,935,000 of total unrecognized compensation cost related to unvested stock options granted under our stock incentive plans. That cost is expected to be recognized over a weighted average period of four years. As of December 31, 2010, there was approximately $8,010,000 of total unrecognized compensation cost related to unvested restricted stock granted under our stock incentive plans. That cost is expected to be recognized over a weighted average period of three years.
     The following table summarizes information about non-vested stock incentive awards as of December 31, 2010 and changes for the twelve months ended December 31, 2010:

	Stock Options		Restricted Stock
	Number of	Weighted Average	Number of	Weighted Average
	Shares	Grant Date	Shares	Grant Date
	(000’s)	Fair Value	(000’s)	Fair Value
Non-vested at December 31, 2009	675	$5.44	405	$40.26
Vested	(181)	5.91	(232)	42.02
Granted	280	7.82	249	43.28
Terminated	(6)	7.06	(2)	38.07

Non-vested at December 31, 2010	768	$6.19	420	$41.09

     We adopted the fair value-based method of accounting for share-based payments effective January 1, 2003 using the prospective method. Currently, we use the Black-Scholes-Merton option pricing model to estimate the value of stock option grants and expect to continue to use this acceptable option valuation model. We recognize compensation cost for share-based grants on a straight-line basis through the date the awards become fully vested or to the retirement eligible date, if sooner. Compensation cost totaled $11,823,000, $9,633,000 and $8,530,000 for the years ended December 31, 2010, 2009 and 2008, respectively.